FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of company's assets and liabilities that are measured at fair value on a recurring basis

	December 31,		December 31,
	2022		2021
Description	Level	Fair Value	Level	Fair Value
Assets:
Money Market Funds	1	-	1	$278,835,182
Liabilities:
Warrant liabilities – public warrants	1	$414,000	1	$6,461,798
Warrant liabilities – private placement warrants	2	$308,400	2	$4,813,571

Schedule of change in the fair value of the Level 3 warrant liabilities

	Private Placement	Public	Warrant Liabilities
Fair value as of December 31, 2020	$9,354,800	$12,558,000	$21,912,800
Change in fair value	(2,672,800)	(3,588,000)	(6,260,800)
Transfer to Level 1	-	(8,970,000)	(8,970,000)
Transfer to Level 2	(6,682,000)	-	(6,682,000)
Fair value as of December 31, 2021	$-	$-	$-